OTHER LIABILITIES - Schedule of detailed information about other liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Liabilities [Abstract]
Pension and post-employment health care plans	[1]	R$ 673,458	R$ 783,184
Deferred revenue from performance obligations with customers	[2]	393,046	422,353
Provisions for incentives to consultants		286,791	292,034
Provisions for operating expenses (marketing / technology, etc.)	[3]	601,841	535,276
Provision for store renovation		105,165	99,702
Crer para Ver	[4]	90,655	75,508
Provisions for rentals	[5]	55,500	70,598
Provision for restructuring	[6]	103,760	68,954
Long-term incentives	[7]	6,302	52,745
Insurance payables		127,413	159,094
Other Liabilities	[8]	214,635	245,526
Total		2,658,566	2,804,973
Current		1,716,110	1,691,834
Non-current		R$ 942,456	R$ 1,113,139

[1]	As of December 31, 2021, there is R$445,804 (R$609,691 as of December 31, 2020) related to Avon's pension plans, and R$34,774 (R$39,029 as of December 31, 2020) related to post-employment plans of subsidiary Avon, and R$124,649 (R$134,194 as of December 31, 2020) related to post-employment healthcare plans of subsidiary Natura Cosmeticos and R$68,230 as of December 31, 2021 related to post-employment healthcare plans of subsidiary Natura &Co International.
[2]	Refers to the deferral of revenue of performance obligations related to loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct selling consultants, of which R$235,308 (R$318,686 as of December 31, 2020) related to subsidiary Avon, R$121,341 (R$103,667 as of December 31, 2020) related to subsidiary Natura Cosmeticos consolidated and R$36,397 related to subsidiary Natura & Co International.
[3]	Refers to the Company’s operating provisions mainly due to spending on provision of technology services, marketing and advertising.
[4]	Refers to Social program contribution for developing the quality of education.
[5]	Refers to the (grace) period granted by lessors for the start of payment of rental of certain retail stores, for rental agreements that were not included in the initial measurement of lease liabilities / right of use of the subsidiary The Body Shop, in accordance with the exceptions permitted under IFRS 16 / (CPC 06 (R2)).
[6]	Provision for costs directly related to the plan for integration and changes in the organizational structure, mainly of subsidiary Avon organizational structure.
[7]	Refers substantially to the variable remuneration plans for subsidiary Avon executive officers.
[8]	Refers to several provisions such as indemnities and long-term contractual obligations.